Cover	24 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	INTERNATIONAL BANCSHARES CORPORATION
Entity Central Index Key	0000315709